Note 14 - Suppliers (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Schedule of suppliers [table text block]
	12/31/2024	12/31/2023
Brazilian-based suppliers (1)	28,940	53,875
Non-Brazilian-based suppliers	4,945	5,951
	33,885	59,826